Other Payables (Tables)	12 Months Ended
Mar. 31, 2025
Other Payables [Abstract]
Schedule of Other Payables

The components of other payables are as follows:

	As of March 31,
Other payables	2024	2025	2025
	S$	S$	US$
Current
Accrued expenses	2,129,153	1,952,121	1,451,931
Accrued expenses – IPO	891,819	—	—
Other payables	37,809	256,229	190,576
	3,058,781	2,208,350	1,642,507